Equity (Details) - Schedule of number of common shares issued and outstanding - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Number Of Common Shares Issued And Outstanding Abstract
Common shares (par value of USD 0.01), No. of shares	45,306,928	45,471,084
Common shares (par value of USD 0.01), Par value (in Dollars)	$ 453	$ 455
Earnout shares (par value of USD 0.01), No. of shares	3,012,500	3,012,500
Earnout shares (par value of USD 0.01), Par value	30	30
Restricted shares awards (par value of USD 0.01) (see note 32), No. of shares	667,181	396,857
Restricted shares awards (par value of USD 0.01) (see note 32), Par value (in Dollars)	$ 7	$ 4
Total shares, No. of shares	48,986,609	48,880,441
Total shares, Par value	490	489